Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small- & Mid-Cap Fund))	0 Months Ended
	Oct. 26, 2012
Class A
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[1]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.21%
Class B
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and/or Expense Reimbursement	(0.27%)	[1]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.06%
Class C
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.00%
Class I
Operating Expenses:
Management Fees	0.63%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.68%	[2]
Fee Waiver and/or Expense Reimbursement	none	[1],[2]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.68%	[2]
Class N
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[1]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.51%
Class Y
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. This voluntary expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[2]	Estimated expenses for the first fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.